Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Member]
Significant Accounting Policies [Line Items]
Schedule of Depreciation Charged on Estimated Useful Lives of Equipment	Depreciation is charged over the estimated useful lives using the declining balance method as follows:
Computer equipment	55%
Other equipment	20%
Depreciation is charged over the estimated useful lives using the declining balance method as follows:
Computer equipment	55%
Other equipment	20%